PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment
	Life	December 31, 2015	December 31, 2014

Furniture, fixtures and equipment	2-10 yrs	$110,415	$238,432
		110,415	238,432
Less: Accumulated depreciation		(88,545)	(193,800)
Property & equipment, net		$21,870	$44,632